Significant Accounting Policies (Details) - Schedule of fair value of each option granted - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Details) - Schedule of fair value of each option granted [Line Items]
Contractual life	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Significant Accounting Policies (Details) - Schedule of fair value of each option granted [Line Items]
Expected exercise factor (in Dollars per share)	$ 2	$ 2	$ 2
Expected volatility (weighted average)	31.00%	30.50%	30.00%
Risk-free interest rate	0.40%	1.60%	2.60%
Maximum [Member]
Significant Accounting Policies (Details) - Schedule of fair value of each option granted [Line Items]
Expected exercise factor (in Dollars per share)	$ 2.8	$ 2.8	$ 2.8
Expected volatility (weighted average)	35.20%	30.90%	31.70%
Risk-free interest rate	1.80%	2.60%	3.10%